Long term investments	12 Months Ended
Dec. 31, 2023
Long term investments
Long term investments

10. Long term investments

Long term investments, insisted the followings:

	As of December 31,
	2022	2023
	RMB	RMB
Equity method investees	69,828	144,464
Equity securities measured at fair value	112,115	44,260
Equity securities without readily determinable fair values	87,750	170,405
	269,693	359,129

(a)Investments accounted for under the equity method

	As of December 31,
	2022	2023
	RMB	RMB
Beijing Pengtai Baozun E-commerce Co., Ltd. (1)	45,451	54,934
Hangzhou Juxi Technology Co., Ltd. (2)	14,077	13,941
Hunter Gcsea Limited. (3)	—	74,657
Others	10,300	932
	69,828	144,464
(1)	In January 2018, the Group invested RMB13,328 to establish an E-commerce joint venture with Beijing Pengtai Interactive Advertising Co., Ltd. (“Beijing Pengtai”) through a joint venture agreement. Baozun holds 49% equity interest and Beijing Pengtai holds 51% equity interest. Share of income in equity method investment of RMB8,145, RMB8,412 and RMB9,483 was recognized for the years ended December 31, 2021, 2022 and 2023, respectively.
(2)	In June 2019, the Group entered into an agreement with Hangzhou Juxi Technology Co., Ltd. (“Juxi”) to acquire 10% equity interest with a total consideration of RMB15,000. As the Group has significant influence over Juxi, it is accounted for under the equity method of accounting. Share of income of RMB60 and loss of RMB414 and loss of RMB136 in equity method investment was recognized for the years ended December 31, 2021, 2022 and 2023, respectively.
(3)	In October 2023, the Group entered into an agreement with ABG HUNTER LLC (“ABG”) to form a joint venture company which is Hunter Gcsea Limited to expand ABG’s portfolio of brands’ business. Baozun holds 51% equity interest and ABG holds 49% equity interest. As the Group only has significant influence over Hunter Gcsea Limited, all major operational decisions required written consent from the other shareholder, it is accounted for under the equity method of accounting.

(b)Investments in equity securities measured at fair value

In January 2021, Baozun entered into a share purchase agreement with iClick, an independent online marketing and enterprise data solutions provider in China, and purchased 649,349 newly issued Class B ordinary shares (“Issued Class B Shares”) of iClick at an aggregate subscription price of approximately US$17.2 million. Holders of Class B ordinary shares of iClick are entitled to 20 votes per share. Pursuant to the share purchase agreement with an existing shareholder of iClick, Baozun purchased 2,471,468 American Depositary Shares (“ADSs”) at an aggregate purchase price of approximately US$32.8 million. Two ADSs represent one Class A ordinary share of iClick. Holders of Class A ordinary shares of iClick are entitled to one vote per share. After the closing of the above transactions, Baozun acquired and beneficially owns approximately 4% of iClick’s total outstanding shares, representing approximately 10% total voting equity of iClick. Since the Company cannot exercise significant influence on the investee, the investment is recorded as equity securities measured at fair value. As of December 31, 2022 and 2023, the ending balance was RMB10,020 and RMB10,261, respectively. An unrealized investment loss of RMB209,956, RMB102,035 and gain of RMB65 was recognized for the years ended December 31, 2021, 2022 and 2023, respectively.

In June 2021, the Group acquired 4,908,939 Class B preferred shares of Fosun Fashion Group (Cayman) Limited (“Fosun”), a private company, which represents 1.57% voting interests, at an aggregate subscription price of RMB76,716. Since the investment was not in-substance common stock, the investment was recorded as equity securities without determinable fair value as of December 31, 2021.Fosun was renamed as Lanvin Group(“Lanvin”) in October 2021. In December 2022, the Group further acquired 300,000 ordinary shares of Lanvin with a consideration of RMB 21,170 On December 15, 2022, Lanvin got listed on New York stock Exchange and the 4,908,939 Class B preferred shares was converted into 1,321,790 ordinary shares. As of December 31, 2022 and 2023, the ending balance was RMB102,095 and RMB33,999, respectively. The investment was measured at fair value and an unrealized investment gain of RMB4,208 and loss of RMB68,096 was recognized for the year ended December 31, 2022 and 2023, respectively.

(c)Investments in equity securities without readily determinable fair values

Investments in equity securities without readily determinable fair value were RMB87,750 and RMB170,405 for the years ended December 31, 2022 and 2023, respectively. The carrying amount of the investments as of December 31, 2023 is composed by investments in five private companies. Since the investments are not in-substance common stock which are accounted for as investments in equity securities without readily determinable fair value.

The Group is required to perform an impairment assessment of its investment whenever events or changes in business circumstances indicate that the carrying value of the investment may not be fully recoverable. The Group recognized impairment losses of RMB3,541, RMB8,400, and RMB nil for the years ended December 31, 2021, 2022 and 2023, respectively.